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Filed with the Securities and Exchange Commission on September 29, 2026
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	657	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	658	[	X	]
(Check appropriate box or boxes.)
MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Christopher D. Menconi, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, NW Washington, DC 20004
It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to Rule 485(b)
[	X	]	On October 6, 2026 pursuant to Rule 485(b)
[		]	60 days after filing pursuant to Rule(a)(1)
[		]	on (date) pursuant to Rule(a)(1)
[		]	75 days after filing pursuant to Rule(a)(2)
[		]	on (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.
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EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment
Post-Effective Amendment No. 648 (the “Amendment”) was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on July 17, 2026 and pursuant to Rule 485(b)(a)(iii) would have become effective on September 30, 2026.
This Post-Effective Amendment No. 657 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October
6, 2026 as the new date upon which the Amendment, as it relates to each series of Managed Portfolio Series (the "Trust")
described in the Amendment, except for the Tuttle Capital Gavin Baker Tracker ETF, shall become effective.
This Post-Effective Amendment No. 657 incorporates by reference the information contained in Parts A, B, and C of the
Amendment relating to each series of the Trust except for the Tuttle Capital Gavin Baker Tracker ETF.
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of
1940, as amended, the Registrant duly caused this Post-Effective Amendment No. 657 to its Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Milwaukee and State of Wisconsin, on the 29th day of September, 2026.
Managed Portfolio Series
By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 29th day of September, 2026.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Aaron G. Johanson	Treasurer, Principal Financial Officer, and Principal Accounting Officer
Aaron G. Johanson

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney